Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 449,800,495	$ 449,205,296
Chilean Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	291,976,889	282,513,670
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	78,019,455	84,117,884
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	43,734,334	48,620,961
Euro [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	8,114,465	9,337,050
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	2,261,531	2,159,295
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	6,514,410	6,786,253
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	13,996,752	11,971,053
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	2,856,786	1,800,775
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 2,325,873	$ 1,898,355